ORGANIZATION AND BASIS OF PRESENTATION (Schedule of Financial Performance of Variable Interest Entities and Subsidiaries) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 VIEs and Subsidiaries of VIEs [Member] USD ($)	Dec. 31, 2013 VIEs and Subsidiaries of VIEs [Member] CNY	Dec. 31, 2012 VIEs and Subsidiaries of VIEs [Member] CNY	Dec. 31, 2011 VIEs and Subsidiaries of VIEs [Member] CNY
Variable Interest Entity [Line Items]
Revenues	$ 540,617	3,272,736	3,265,287	3,036,218	$ 540,385	3,271,329	3,263,822	3,035,690
Net income (loss)	3,936	23,827	(5,458)	67,917	6,211	37,600	(16,009)	86,566
Service fees					474	2,868	13,422	4,207
Net cash generated (used in) generated from operating activities	(37,666)	(228,017)	94,923	(109,664)	(36,444)	(220,622)	96,067	(92,625)
Net cash generated (used in) generated from investing activities	(114,094)	(690,689)	80,307	(550,482)	(690,689)	(114,094)	80,307	(550,482)
Net cash generated from (used in) financing activities	$ 143,114	866,368	(17,714)	19,689	$ 143,114	866,368	(17,714)	19,689